Common Shares Common Shares Narrative (Details) $ / shares in Units, $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($) $ / shares
Common Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Common Stock, Dividends, Per Share, Cash Paid | $ / shares	$ 0.10
Dividends, Common Stock, Cash | $	$ 1,100